Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec. 14, 2011
The Purisima Total Return Fund (Prospectus Summary) | The Purisima Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Purisima Total Return Fund (the "Fund") seeks a high total return. (Total return includes capital appreciation, dividend and interest income, and distributions.)

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 35.06%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.06%
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $25,000 in the Fund for the time periods indicated; you redeem all of your shares at the end of those periods; your investment has a 5% return each year;
and the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing in a portfolio allocated between domestic and foreign common stocks and other equity-like securities,
i.e., preferred stock, warrants, rights and depositary receipts. The Fund's investments in different types of securities may vary significantly.

o  Domestic Stock Selection Strategy: Style selection is a high priority, and the
   Adviser evaluates various criteria, such as large-capitalization stocks versus small-capitalization stocks and growth versus value stocks.

The Adviser believes that a significant portion of the return on an investment in a stock is derived from a weighted exposure to the market's styles. Style is defined as the combination of market capitalization size (i.e., large-, mid-, and small-cap) and valuation (low/"value" or high/"growth"). The resulting six styles are:

                              M LARGE-CAP LARGE-CAP
                              A   VALUE    GROWTH
                              R
                              K
                              E  MID-CAP   MID-CAP
                              T   VALUE    GROWTH

                              C SMALL-CAP SMALL-CAP
                              A   VALUE    GROWTH
                              P
                                     VALUATION

The Adviser believes that, for extended periods, the market favors certain styles over others. This favoritism rotates, with all styles leading (and lagging) at various times. The Adviser also believes that this selection is more important in achieving investment returns than individual stock or manager selection. The Adviser's domestic strategy attempts to identify which style the investment cycle will favor and then seeks to purchase superior stocks within
it.

The Adviser will consider, among other things, the potential for favorable total return, the sector-, industry-, or style-specific risks of the stock, level of liquidity, issuer-specific fundamentals such as strategic advantages relative to peers, management execution of issuer strategy, and relative valuation and financial condition of the issuer, the existence of any significant known adverse uncertainty, and other operational risks when determining which domestic securities to purchase. In determining which securities to sell, the Adviser will consider, among other things, whether an overall outlook for equity markets prompts a defensive portfolio allocation, whether strategic shifts in a sector or style allocation require such a sale to achieve the desired portfolio composition, or whether company specific fundamentals cause securities to no longer match the strategic attributes for which they were originally purchased. The Adviser may also sell securities based upon the need for a complete sale or reduction of a position for risk control or diversification purposes.

o  Foreign Stock Selection Strategy:  The Fund invests largely in common stocks of foreign issuers. The Fund also invests in foreign securities through
   American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). In
   addition, the Fund may invest in the securities of issuers located in emerging markets. Like its domestic stock selection strategy, the Adviser uses style selection to make investment decisions regarding foreign stocks for the
   Fund. Country selection also is a high priority, and the Adviser generally evaluates countries on a contrarian basis by avoiding those considered to be too popular or "overbought" by investors. After eliminating or reducing the
   Fund's exposure to those countries, the Adviser tries to identify foreign countries with strong underlying economic fundamentals, such as expected growth rates and earning yields, and with stable political and financial infrastructure. Once these markets are isolated, the Adviser searches for top tier companies within them. The foreign portfolio is constructed by favoring stocks from countries with positive economic factors. The Adviser believes that by using this top-down approach of considering broadly the desirability of investing in a certain market first, and then the desirability of investing in specific companies within that market, value is added by controlling risk.

   When determining which foreign securities to purchase, the Adviser will consider country-and region-specific factors (including such factors as economic condition, political climate, and investor sentiment), in addition to those factors that are considered when determining which domestic securities to purchase. The Adviser will decide which foreign securities to sell based upon the same factors that would be considered when determining which domestic securities to sell.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The value of any investment in the Fund will change with market conditions, and investors may lose money. The Fund is not appropriate for all investors. Market conditions can cause securities to lose money rapidly and unpredictably.

o  General Risks

Stocks: Because stocks are generally more volatile than fixed-income securities, the risk of loss is often higher for funds holding stocks than for those investing only in fixed-income securities. Recently, the financial markets have experienced a period of extreme stress, which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the prices of stocks of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company. These market conditions add significantly to the risk of short term volatility of a fund.

o  Style Risks: The Adviser may misjudge investment styles and invest the Fund's assets in styles that will not perform as well as other styles or as well as the general market.

o  Value Style Risk: Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors that are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues that caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors that caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

o  Growth Style Risk: Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general.
   Thus a growth style investment strategy attempts to identify companies whose earnings may grow or are growing at a rate faster than inflation and the economy.
   While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations become more moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

o  Capitalization Risk: Large-cap companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small- or mid-cap companies. Investment in small- and mid-cap companies, however, may involve more risks than investing in larger, more established companies. Small- and mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund's investment in a small- or mid-cap company may lose substantial value.

o  Foreign Investing Risk: The Fund invests in foreign securities. These securities may involve additional risks, including the possibility of political, economic or social instability in the foreign country a security is issued in, which might significantly lower its valuation. Foreign issuers are not subject to the same reporting and regulatory requirements found in the
   United States. Also, changes in the value of foreign currencies versus the
   U.S. dollar can affect the value of the Fund's foreign investments. For example, a decline in the value of a foreign currency will reduce the value of foreign investments denominated in that currency.

o  Emerging Market Risks: Risks are greater for investments in emerging markets.
   Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. In addition, trading volumes of emerging market securities may be lower and may result in limited liquidity and extreme price volatility.

Risk, Lose Money	rr_RiskLoseMoney	The value of any investment in the Fund will change with market conditions, and investors may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows how the Fund's total return has varied from year to year. The table shows how the Fund's average annual returns for 1, 5 and
10 years compare with those of a broad-based market index. Of course, past performance (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows how the Fund's total return has varied from year to year. The table shows how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad-based market index.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The Purisima Total Return Fund (as of December 31)
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's year-to-date return as of September 30, 2011 was -16.43%.

The Purisima Total Return Fund's highest & lowest quarterly returns:

      Highest            21.10%     Qtr ended 6/30/2009
      Lowest            -22.68%     Qtr ended 12/31/2008

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to those who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to those who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
The Purisima Total Return Fund (Prospectus Summary) | The Purisima Total Return Fund | The Purisima Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.43%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.68%)
The Purisima Total Return Fund | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.31%
The Purisima Total Return Fund | The Purisima Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.09%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	341
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,061
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,835
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,032
Annual Return 2001	rr_AnnualReturn2001	4.08%
Annual Return 2002	rr_AnnualReturn2002	(21.96%)
Annual Return 2003	rr_AnnualReturn2003	35.28%
Annual Return 2004	rr_AnnualReturn2004	7.84%
Annual Return 2005	rr_AnnualReturn2005	8.73%
Annual Return 2006	rr_AnnualReturn2006	15.05%
Annual Return 2007	rr_AnnualReturn2007	12.43%
Annual Return 2008	rr_AnnualReturn2008	(42.95%)
Annual Return 2009	rr_AnnualReturn2009	36.18%
Annual Return 2010	rr_AnnualReturn2010	14.74%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.04%
The Purisima Total Return Fund | The Purisima Total Return Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.48%
The Purisima Total Return Fund | The Purisima Total Return Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.58%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.30%